Shareholders' Equity (Details) - USD ($)		1 Months Ended
	Oct. 31, 2022	Apr. 29, 2022	Oct. 31, 2024	Oct. 31, 2023
Shareholders' Equity [Abstract]
Common stock, shares authorized			2,500,000,000	2,500,000,000
Common stock, shares issued			25,000,000	25,000,000
Common stock, shares outstanding			25,000,000	25,000,000
Common stock, par value (in Dollars per share)			$ 0.00002	$ 0.00002
Shares issued	25,000,000
Shareholders exchange (in Dollars)	$ 500
Proceeds from shareholders exchange (in Dollars)		$ 500